Issued capital and reserves - Issued share capital and share premium (Details) - EUR (€) € in Thousands		9 Months Ended	12 Months Ended
	Aug. 28, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year		€ 71,497	€ 71,497	€ 86,967	€ 82,205
Effects of the capital reorganization	€ (73,656)		(73,656)
Issue of share capital			57,787	(2)
Conversion of preference shares into ordinary shares			0
Acquisition of treasury shares			(65)
Exercises of warrants			1,140
Equity balance as of end of the year			(100,590)	71,497	86,967
Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year		392,197	392,197
Effects of the capital reorganization		914,852
Issue of share capital		476
Share premium contribution		326,986
Conversion of preference shares into ordinary shares		0
Exercises of warrants		1,140
Equity balance as of end of the year		1,625,528		392,197
Issued share capital and share premium | 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares		(10,123)
Ordinary shares | Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year		392,197	392,197	392,197	392,197
Effects of the capital reorganization		801,569
Issue of share capital		439
Share premium contribution		293,778
Conversion of preference shares into ordinary shares		50,100
Exercises of warrants		1,140		0	0
Equity balance as of end of the year		1,530,346		392,197	€ 392,197
Ordinary shares | Issued share capital and share premium | 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares		(8,877)
Preference shares | Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year		0	€ 0
Effects of the capital reorganization		113,283
Issue of share capital		37
Share premium contribution		33,208
Conversion of preference shares into ordinary shares		(50,100)
Exercises of warrants		0
Equity balance as of end of the year		95,182		€ 0
Preference shares | Issued share capital and share premium | 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares		€ (1,246)